Stock-based Compensation (Details)				12 Months Ended
	Oct. 02, 2020 JPY (¥) ¥ / shares shares	Dec. 21, 2016 ¥ / shares shares	Dec. 21, 2015 ¥ / shares shares	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 JPY (¥) ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares						450,000
Exercise price, per share						¥ 752
Expected dividend yield				0.00%	0.00%
Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability on stock options granted | ¥						¥ 6,750,000
Stock option | Director and corporate auditor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares	300,000		1,539,500
Exercise term	3 years		8 years
Fair value at grant date, per share	¥ 22.00		¥ 2.45
Exercise price, per share			¥ 400
Stock option | Director and employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares		174,000
Exercise term		8 years
Fair value at grant date, per share		¥ 0.82
Exercise price, per share		¥ 2,000
Stock option | Corporate auditor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares		230,000
Exercise term		8 years
Fair value at grant date, per share		¥ 0.67
Exercise price, per share		¥ 2,000
Stock option | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares	150,000
Exercise term	5 years
Fair value at grant date, per share	¥ 104.64
Paid in for the stock option | ¥	1.00
Exercise price, per share	¥ 2,000
Stock option | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares			285,500
Exercise term			8 years
Fair value at grant date, per share	637.02		¥ 2.96
Exercise price, per share	¥ 128		¥ 400
Annual consolidated revenue target to achieve to exercise options | ¥				¥ 3,908,264,000	¥ 3,908,264,000	¥ 3,908,264,000